FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable and other [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 3,186	$ 4,882
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(118)	(142)
Net amount of financial instruments in Consolidated Balance Sheets	3,068	4,740
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	4,419	3,371
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(53)	(135)
Net amount of financial instruments in Consolidated Balance Sheets	$ 4,366	$ 3,236